OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) - Chief Executive Officer - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Due to related party		$ 597,177	$ 487,932
Accrued compensation, travel and interest	$ 476,486	$ 597,177